Document and Entity Information	Jul. 24, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001868159
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 24, 2024
Entity Registrant Name	Lineage, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-42191
Entity Tax Identification Number	82-1271188
Entity Address, Address Line One	46500 Humboldt Drive
Entity Address, City or Town	Novi
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48377
City Area Code	(800)
Local Phone Number	678-7271
Security 12b Title	Common stock $0.01 par value per share
Trading Symbol	LINE
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false